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AXA Equitable Life Insurance Company

SUPPLEMENT DATED MARCH 1, 2013 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS

..   EQUI-VEST(R) TSA SERIES 200 CERTIFICATES AND CONTRACTS (THE ''MODIFIED TSA
    CONTRACTS'') FOR BROWARD COUNTY PUBLIC SCHOOLS, FLORIDA

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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Broward County Public Schools, Florida. This Supplement describes the Current total Separate Account A annual expenses applicable to the Modified TSA Contracts. Effective March 25, 2013, the following change applies to the fee table under "charges we deduct from your variable investment options expressed as an annual percentage of daily net assets":

   MAXIMUM TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES.

     . For series 200 Modified TSA Contracts, we currently deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.


FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF BROWARD COUNTY PUBLIC SCHOOLS,
                                    FLORIDA

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas New York, NY 10104
                                 212-554-1234

                   888-134 (3/13)
                   EV 100-400, Empl. Sp.                    Cat. #151114 (3/13)
                   NB/IF                                                #494742